Employee benefits plans - Sensitivity analysis (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Sensitivity Analysis, +0.50% | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Increase (Decrease) in Defined Benefit Obligation Due to Reasonably Possible Increase in Present Value, Net	R$ 691,494
Sensitivity Analysis, +1.00% | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Increase (Decrease) in Defined Benefit Obligation Due to Reasonably Possible Increase in Present Value, Net	R$ 788,124